Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (5,707,136)	$ (8,311,411)	$ (9,454,235)
Adjustments to reconcile net loss to net cash flows from operating activities:
Depreciation and license amortization	416,970	354,885	266,223
Expenses paid through the issuance of common stock	124,625		29,749
Share-based compensation	2,031,291	989,902	245,462
Loss (gain) on change in fair value of derivative liability	789		(1,227,500)
Amortization and write-off of debt issuance costs and original issue discounts	2,061,078	1,359,687	889,624
Write-off of costs of withdrawn IPO			1,788,609
Increase (decrease) in cash resulting from changes in:
Accounts receivable	(43,852)	(370,040)	(31,540)
Inventory	(270,686)	91,519	(1,214,962)
Cost of deferred product revenue	(47,639)
Prepaid expenses and other current assets	(43,461)	(3,233)	38,487
Other assets	16,581	4,520	19,520
Accounts payable and accrued expenses	(2,738,727)	2,244,576	3,543,310
Deferred revenue	(3,233,649)	(2,600,000)	(2,600,000)
Net cash flows from operating activities	(7,433,816)	(6,239,595)	(7,707,253)
Cash flows from investing activities:
Purchases of property and equipment	(127,453)	(26,101)	(61,704)
Net cash flows from investing activities	(127,453)	(26,101)	(61,704)
Cash flows from financing activities:
Net proceeds from pre-public unit offerings	3,424,950	2,831,610	3,000,000
Net proceeds from issuance of convertible notes		2,000,000	3,777,142
Net proceeds from PIPE financing	5,516,495
Proceeds from warrant exercises	94,351	2,250
Net cash flows from financing activities	9,035,796	4,833,860	6,777,142
Net change in cash and cash equivalents	1,474,527	(1,431,836)	(991,815)
Cash and cash equivalents, beginning of year	145,478	1,577,314	2,569,129
Cash and cash equivalents, end of year	1,620,005	145,478	1,577,314
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes			49,250
Interest	$ 33,200